UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

This filing lists securities holdings reported on the Form 13F filed on June 30, 1999 pursuant to a request for confidential treatment and for which that confidential treatment expired on December 31, 1999.

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment [ X ]; Amendment Number:     2
   This Amendment (Check only one.):    [  ] is a restatement.
                                        [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        T. Rowe Price Associates, Inc.
Address:     100 East Pratt Street
             Baltimore, Maryland  21202


Form 13F File Number:  28-115
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Henry H. Hopkins
Title:    Managing Director
Phone:    410-345-6603

Signature, Place, and Date of Signing:

      /S/ Henry H. Hopkins        Baltimore, Maryland      February 16, 2000
              [Signature]            [City, State]           [Date]

Report type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
      NONE

                                  Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 23

Form 13F Information Table Value Total: 160694


List of Other Included Managers: NONE



                                                              FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT OTH      VOTING AUTHORITY

        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MGR   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --- -------- -------- --------
AMAZON COM INC                 COMM STK         023135106       13      100 SH       SOLE               0        0      100
AMERADA HESS CORP              COMM STK         023551104     5950   100000 SH       SOLE               0        0   100000
BLANCH E. W. HLDGS INC         COMM STK         093210102     7790   114250 SH       SOLE           89100        0    25150
BROCADE COMM SYS               COMM STK         111621108       10      100 SH       SOLE               0        0      100
C/NET INC                      COMM STK         125945105        6      100 SH       SOLE               0        0      100
CAREINSITE INC                 COMM STK         14170M106     3321    70000 SH       SOLE           28000        0    42000
CENTOCOR INC                   COMM STK         152342101    11137   238700 SH       SOLE          161400        0    77300
CONSOLIDATED PAPERS INC        COMM STK         209759109     5486   205100 SH       SOLE           31000        0   174100
CYPRUS AMAX MINERALS CO        COMM STK         232809103     1562   102870 SH       SOLE               0        0   102870
DELPHI INFORMATION SYSTEMS     COMM STK         247171200      991   100001 SH       SOLE               0        0   100001
E TRADE GROUP INC              COMM STK         269246104        4      100 SH       SOLE               0        0      100
EXODUS COMMUNICATIONS INC      COMM STK         302088109       12      100 SH       SOLE               0        0      100
HILTON HOTELS CORPORATION      COMM STK         432848109     4692   330700 SH       SOLE          120700        0   210000
INKTOMI CORP                   COMM STK         457277101       13      100 SH       SOLE               0        0      100
NETWORK SOLUTIONS INC          COMM STK         64121Q102        8      100 SH       SOLE               0        0      100
OCULAR SCIENCES INC            COMM STK         675744106     2145   123700 SH       SOLE               0        0   123700
OLIN CORP                      COMM STK         680665205     3454   261900 SH       SOLE               0        0   261900
QLOGIC CORP                    COMM STK         747277101       13      100 SH       SOLE               0        0      100
REALNETWORKS INC               COMM STK         75605L104        7      100 SH       SOLE               0        0      100
SMITH INTERNATIONAL            COMM STK         832110100     1738    40000 SH       SOLE               0        0    40000
SPRINT CORPORATION             COMM STK         852061100   112316  2126700 SH       SOLE         272,700        0  1854000
UNIPHASE CORP                  COMM STK         909149106       17      100 SH       SOLE               0        0      100
VERISIGN INC                   COMM STK         92343E102        9      100 SH       SOLE               0        0      100